Revenue from Contracts with Customers - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Revenue from Contract with Customer [Abstract]
Number of reportable segments | segment	1
Contract costs | $	$ 0.0	$ 0.0